Loans	9 Months Ended
Jul. 31, 2022
Text block [abstract]
Loans
Note 6.    Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2022 Jul. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages

Balance at beginning of period	$68	$72	$176	$316
Originations net of repayments and other derecognitions	5	–	(6)	(1)
Changes in model	–	–	–	–
Net remeasurement (1)	(34)	13	11	(10)
Transfers (1)
– to 12-month ECL	19	(17)	(2)	–
– to lifetime ECL performing	(3)	6	(3)	–
– to lifetime ECL credit-impaired	–	(4)	4	–
Provision for (reversal of) credit losses (2)	(13)	(2)	4	(11)
Write-offs	–	–	(17)	(17)
Recoveries	–	–	–	–
Interest income on impaired loans	–	–	(3)	(3)
Foreign exchange and other	–	–	(1)	(1)
Balance at end of period	$55	$70	$159	$284
Personal
Balance at beginning of period	$149	$567	$128	$844
Originations net of repayments and other derecognitions	10	(14)	(4)	(8)
Changes in model	–	19	–	19
Net remeasurement (1)	(61)	125	50	114
Transfers (1)
– to 12-month ECL	48	(47)	(1)	–
– to lifetime ECL performing	(9)	13	(4)	–
– to lifetime ECL credit-impaired	–	(24)	24	–
Provision for (reversal of) credit losses (2)	(12)	72	65	125
Write-offs	–	–	(80)	(80)
Recoveries	–	–	16	16
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	–	–	–
Balance at end of period	$137	$639	$128	$904
Credit card
Balance at beginning of period	$193	$550	$–	$743
Originations net of repayments and other derecognitions	6	(7)	–	(1)
Changes in model	–	–	–	–
Net remeasurement (1)	(156)	212	43	99
Transfers (1)
– to 12-month ECL	119	(119)	–	–
– to lifetime ECL performing	(16)	16	–	–
– to lifetime ECL credit-impaired	–	(33)	33	–
Provision for (reversal of) credit losses (2)	(47)	69	76	98
Write-offs	–	–	(104)	(104)
Recoveries	–	–	28	28
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$146	$619	$–	$765
Business and government
Balance at beginning of period	$261	$414	$377	$1,052
Originations net of repayments and other derecognitions	7	(2)	(16)	(11)
Changes in model	–	–	–	–
Net remeasurement (1)	(31)	44	29	42
Transfers (1)
– to 12-month ECL	16	(13)	(3)	–
– to lifetime ECL performing	(12)	12	–	–
– to lifetime ECL credit-impaired	–	(1)	1	–
Provision for (reversal of) credit losses (2)	(20)	40	11	31
Write-offs	–	–	(41)	(41)
Recoveries	–	–	10	10
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	(2)	–	3	1
Balance at end of period	$239	$454	$356	$1,049
Total ECL allowance (3)	$577	$1,782	$643	$3,002
Comprises:
Loans	$493	$1,687	$643	$2,823
Undrawn credit facilities and other off-balance sheet exposures (4)	84	95	–	179
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $13 million as at July 31, 2022 (April 30, 2022: $13 million; July 31, 2021: $15 million), $11 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (April 30, 2022: $11 million; July 31, 2021: $13 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2022, April 30, 2022 and July 31, 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(4)	Included in Other liabilities on our interim consolidated balance sheet.
(5)	Includes ECL allowances of $63 million recognized immediately after the acquisition of the Canadian Costco credit card portfolio on March 4, 2022.

$ millions, as at or for the three months ended	2022 Apr. 30				2021 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$64	$76	$163	$303	$60	$119	$171	$350
Originations net of repayments and other derecognitions	5	–	(6)	(1)	3	(3)	(9)	(9)
Changes in model	(4)	(1)	–	(5)	2	(10)	6	(2)
Net remeasurement (1)	(20)	18	42	40	(48)	11	3	(34)
Transfers (1)
– to 12-month ECL	25	(23)	(2)	–	39	(36)	(3)	–
– to lifetime ECL performing	(2)	4	(2)	–	(2)	6	(4)	–
– to lifetime ECL credit-impaired	–	(3)	3	–	–	(2)	2	–
Provision for (reversal of) credit losses (2)	4	(5)	35	34	(6)	(34)	(5)	(45)
Write-offs	–	–	(20)	(20)	–	–	(7)	(7)
Recoveries	–	–	–	–	–	–	–	–
Interest income on impaired loans	–	–	(4)	(4)	–	–	(4)	(4)
Foreign exchange and other	–	1	2	3	1	1	3	5
Balance at end of period	$68	$72	$176	$316	$55	$86	$158	$299
Personal
Balance at beginning of period	$147	$554	$113	$814	$155	$495	$115	$765
Originations net of repayments and other derecognitions	9	(11)	(2)	(4)	7	(7)	(3)	(3)
Changes in model	1	–	–	1	(4)	(1)	2	(3)
Net remeasurement (1)	(89)	121	45	77	(46)	130	41	125
Transfers (1)
– to 12-month ECL	91	(89)	(2)	–	61	(60)	(1)	–
– to lifetime ECL performing	(10)	15	(5)	–	(13)	16	(3)	–
– to lifetime ECL credit-impaired	–	(23)	23	–	–	(7)	7	–
Provision for (reversal of) credit losses (2)	2	13	59	74	5	71	43	119
Write-offs	–	–	(61)	(61)	–	–	(67)	(67)
Recoveries	–	–	18	18	–	–	19	19
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	–	–	–	1	–	–	1
Balance at end of period	$149	$567	$128	$844	$161	$566	$109	$836
Credit card
Balance at beginning of period	$127	$510	$–	$637	$163	$451	$–	$614
Originations net of repayments and other derecognitions (5)	65	(10)	–	55	–	(12)	–	(12)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(79)	159	40	120	(77)	63	17	3
Transfers (1)
– to 12-month ECL	98	(98)	–	–	83	(83)	–	–
– to lifetime ECL performing	(18)	18	–	–	(6)	6	–	–
– to lifetime ECL credit-impaired	–	(29)	29	–	–	(43)	43	–
Provision for (reversal of) credit losses (2)	66	40	69	175	–	(69)	60	(9)
Write-offs	–	–	(98)	(98)	–	–	(92)	(92)
Recoveries	–	–	29	29	–	–	32	32
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$193	$550	$–	$743	$163	$382	$–	$545
Business and government
Balance at beginning of period	$278	$405	$521	$1,204	$370	$619	$620	$1,609
Originations net of repayments and other derecognitions	3	(4)	(7)	(8)	2	(7)	(24)	(29)
Changes in model	(13)	(6)	–	(19)	(12)	(26)	1	(37)
Net remeasurement (1)	(33)	40	40	47	(103)	(42)	47	(98)
Transfers (1)
– to 12-month ECL	27	(25)	(2)	–	40	(30)	(10)	–
– to lifetime ECL performing	(4)	5	(1)	–	(19)	26	(7)	–
– to lifetime ECL credit-impaired	–	(3)	3	–	–	(3)	3	–
Provision for (reversal of) credit losses (2)	(20)	7	33	20	(92)	(82)	10	(164)
Write-offs	–	–	(186)	(186)	–	–	(99)	(99)
Recoveries	–	–	12	12	–	–	3	3
Interest income on impaired loans	–	–	(4)	(4)	–	–	(6)	(6)
Foreign exchange and other	3	2	1	6	2	6	15	23
Balance at end of period	$261	$414	$377	$1,052	$280	$543	$543	$1,366
Total ECL allowance (3)	$671	$1,603	$681	$2,955	$659	$1,577	$810	$3,046
Comprises:
Loans	$597	$1,545	$681	$2,823	$593	$1,526	$807	$2,926
Undrawn credit facilities and other off-balance sheet exposures (4)	74	58	–	132	66	51	3	120
See previous page for footnote references.

$ millions, as at or for the nine months ended	2022 Jul. 31				2021 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$59	$63	$158	$280	$51	$161	$151	$363
Originations net of repayments and other derecognitions	14	(4)	(17)	(7)	13	(11)	(16)	(14)
Changes in model	(4)	(1)	–	(5)	2	(10)	22	14
Net remeasurement (1)	(73)	67	68	62	(105)	31	53	(21)
Transfers (1)
– to 12-month ECL	65	(60)	(5)	–	103	(89)	(14)	–
– to lifetime ECL performing	(7)	13	(6)	–	(7)	23	(16)	–
– to lifetime ECL credit-impaired	–	(9)	9	–	–	(13)	13	–
Provision for (reversal of) credit losses (2)	(5)	6	49	50	6	(69)	42	(21)
Write-offs	–	–	(41)	(41)	–	–	(19)	(19)
Recoveries	–	–	1	1	–	–	2	2
Interest income on impaired loans	–	–	(11)	(11)	–	–	(13)	(13)
Foreign exchange and other	1	1	3	5	(2)	(6)	(5)	(13)
Balance at end of period	$55	$70	$159	$284	$55	$86	$158	$299
Personal
Balance at beginning of period	$150	$547	$106	$803	$204	$546	$113	$863
Originations net of repayments and other derecognitions	27	(37)	(7)	(17)	29	(36)	(7)	(14)
Changes in model	1	19	–	20	(7)	–	1	(6)
Net remeasurement (1)	(251)	362	138	249	(254)	263	148	157
Transfers (1)
– to 12-month ECL	239	(236)	(3)	–	223	(217)	(6)	–
– to lifetime ECL performing	(29)	41	(12)	–	(32)	45	(13)	–
– to lifetime ECL credit-impaired	–	(57)	57	–	–	(35)	35	–
Provision for (reversal of) credit losses (2)	(13)	92	173	252	(41)	20	158	137
Write-offs	–	–	(204)	(204)	–	–	(211)	(211)
Recoveries	–	–	54	54	–	–	54	54
Interest income on impaired loans	–	–	(3)	(3)	–	–	(3)	(3)
Foreign exchange and other	–	–	2	2	(2)	–	(2)	(4)
Balance at end of period	$137	$639	$128	$904	$161	$566	$109	$836
Credit card
Balance at beginning of period	$136	$517	$–	$653	$136	$572	$–	$708
Originations net of repayments and other derecognitions (5)	71	(27)	–	44	(1)	(56)	–	(57)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(341)	496	109	264	(210)	284	66	140
Transfers (1)
– to 12-month ECL	321	(321)	–	–	260	(260)	–	–
– to lifetime ECL performing	(41)	41	–	–	(22)	22	–	–
– to lifetime ECL credit-impaired	–	(87)	87	–	–	(180)	180	–
Provision for (reversal of) credit losses (2)	10	102	196	308	27	(190)	246	83
Write-offs	–	–	(282)	(282)	–	–	(336)	(336)
Recoveries	–	–	86	86	–	–	90	90
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$146	$619	$–	$765	$163	$382	$–	$545
Business and government
Balance at beginning of period	$277	$449	$508	$1,234	$453	$683	$652	$1,788
Originations net of repayments and other derecognitions	30	(12)	(31)	(13)	24	(32)	(32)	(40)
Changes in model	(13)	2	–	(11)	(12)	(26)	1	(37)
Net remeasurement (1)	(130)	71	94	35	(268)	47	179	(42)
Transfers (1)
– to 12-month ECL	89	(82)	(7)	–	163	(141)	(22)	–
– to lifetime ECL performing	(20)	22	(2)	–	(53)	67	(14)	–
– to lifetime ECL credit-impaired	–	(6)	6	–	(4)	(28)	32	–
Provision for (reversal of) credit losses (2)	(44)	(5)	60	11	(150)	(113)	144	(119)
Write-offs	–	–	(237)	(237)	–	–	(235)	(235)
Recoveries	–	–	27	27	–	–	11	11
Interest income on impaired loans	–	–	(11)	(11)	–	–	(17)	(17)
Foreign exchange and other	6	10	9	25	(23)	(27)	(12)	(62)
Balance at end of period	$239	$454	$356	$1,049	$280	$543	$543	$1,366
Total ECL allowance (3)	$577	$1,782	$643	$3,002	$659	$1,577	$810	$3,046
Comprises:
Loans	$493	$1,687	$643	$2,823	$593	$1,526	$807	$2,926
Undrawn credit facilities and other off-balance sheet exposures (4)	84	95	–	179	66	51	3	120
See previous page s for footnote references.
Impact of acquisition of Canadian Costco credit card portfolio
No ECL allowance was recognized in the purchase equation on the acquisition date for the acquired Canadian Costco credit card portfolio as the purchased loans were initially measured at their acquisition date fair values. Instead, immediately after the acquisition date, ECL allowances were established in the Provision for credit losses in the interim consolidated statement of income based on classifying each acquired credit card receivable in stage 1, since the acquisition date is established as the initial recognition date of purchased performing loans for the purpose of assessing whether a significant increase in credit risk has occurred. On the date of acquisition, none of the acquired credit card receivables were considered to be impaired. Subsequent to the acquisition date, ECL allowances are estimated in a manner consistent with our significant increase in credit risk and impairment policies that we apply to loans that we originate. See Note 4 for further details on the acquisition of the Canadian Costco credit card portfolio.
Inputs, assumptions and model techniques
Global economic activity has slowed over the last two quarters of 2022 while we continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in estimating the impact that rising interest rates, inflation and supply chain disruptions exacerbated by the measures imposed in some countries to combat the spread of COVID-19 and geopolitical events, will have on the macroeconomic environment. As a result, a heightened level of judgment in estimating ECLs, including with respect to the forecasting of forward-looking information and the determination of scenario weightings, continued to be required this quarter. See Note 6 to our consolidated financial statements in our 2021 Annual Report and Note 2 to our interim consolidated financial statements for additional information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case			Upside case		Downside case
As at July 31, 2022	Average value over the next 12 months		Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months		Average value over the remaining forecast period	(1)
Real gross domestic product (GDP) year-over-year growth

Canada (2)	2.5%		1.8%	4.2%	2.8%	1.1%		1.1%
United States	1.7%		1.8%	3.6%	3.1%	0.0%		(0.1	) %
Unemployment rate
Canada (2)	5.5%		5.8%	5.1%	5.3%	6.0%		6.6%
United States	3.8%		3.9%	3.2%	3.3%	4.6%		4.7%
Canadian Housing Price Index year-over-year growth (2)	3.8%		0.9%	13.1%	6.3%	(5.7	) %	(6.6	) %
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	(0.5	) %	5.4%	6.3%	9.8%	(10.9	) %	(8.8	) %
Canadian household debt service ratio	14.8%		14.9%	14.1%	14.5%	15.3%		15.1%
West Texas Intermediate Oil Price (US$)	$99		$84	$127	$123	$81		$57

	Base case		Upside case		Downside case
As at April 30, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	3.4%	2.0%	4.6%	2.7%	2.4%	1.7%
United States	3.2%	2.1%	4.3%	3.1%	1.1%	0.2%
Unemployment rate
Canada (2)	5.4%	5.7%	4.9%	5.3%	6.4%	6.5%
United States	3.6%	3.7%	3.1%	3.0%	5.0%	4.9%
Canadian Housing Price Index year-over-year growth (2)	7.2%	2.0%	15.1%	4.7%	(0.5)%	(1.4)%
S&P 500 Index year-over-year growth rate	1.9%	5.0%	5.9%	8.5%	(6.9)%	(8.5)%
Canadian household debt service ratio	15.0%	15.1%	14.5%	14.8%	15.4%	15.2%
West Texas Intermediate Oil Price (US$)	$93	$76	$126	$124	$67	$54

	Base case		Upside case		Downside case
As at October 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.2%	2.4%	5.6%	2.8%	3.1%	1.6%
United States	4.7%	2.2%	5.8%	3.3%	2.8%	1.3%
Unemployment rate
Canada (2)	6.4%	5.9%	6.0%	5.5%	7.3%	6.8%
United States	4.4%	3.9%	3.8%	3.4%	6.0%	5.0%
Canadian Housing Price Index year-over-year growth (2)	6.1%	2.8%	10.7%	6.3%	2.2%	(2.2)%
S&P 500 Index year-over-year growth rate	6.1%	4.6%	10.3%	8.6%	(0.6)%	(1.7)%
Canadian household debt service ratio	13.6%	14.4%	13.0%	14.2%	14.1%	14.7%
West Texas Intermediate Oil Price (US$)	$69	$64	$74	$81	$56	$54
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at July 31, 2022, April 30, 2022 and October 31, 2021, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our underlying base case projection as at July 31, 2022 is characterized by weaker GDP growth for the remainder of calendar 2022 and most of 2023 compared to our previous forecast, due to continued uncertainty related to the expectation that central banks will continue to raise interest rates faster than previously anticipated in response to prolonged inflationary pressures, and the impact of supply chain disruptions related to COVID-19 measures imposed in some countries, elevated worker absenteeism levels, and geopolitical events. Significant judgment continued to be inherent in the forecasting of forward-looking information, including with regard to our base case assumptions that the increase in interest rates will result in only modest economic growth, global supply chain and inflationary challenges will ease, vaccination programs and other treatments will be able to effectively respond to the new and emerging variants, governments will respond to future waves of the virus with targeted health measures rather than broader economic closures, and that the war in Ukraine will not expand into a broader conflict. While United States (U.S.) GDP has contracted in early 2022, it is expected to grow at a modest pace on average in the second half of the year and into 2023, with a slight increase in the unemployment rate until late calendar 2023.
The downside case forecast assumes a modest recession in the near term for Canada and a more prolonged recession in the U.S. resulting from aggressive interest rate hikes introduced to combat the prolonged high levels of inflation, and a worsening of geopolitical tensions and COVID-19 lockdown measures in some countries that exacerbate supply chain issues. It also reflects a slower recovery thereafter to a lower level of sustained economic activity and an unemployment rate persistently above where it stood pre-pandemic. Meanwhile, the upside scenario continues to reflect a recovery, with absolute levels of GDP reached in calendar 2022 that are consistent with the levels that would have occurred if the pre-pandemic level of GDP had continued to increase through the pandemic at pre-pandemic rates and continuing at a higher trend level than the base case thereafter.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. Assumptions concerning measures used by governments to combat inflation, the economic risks emanating from the war in Ukraine, and the degree to which vaccinations and other treatments will contain existing and potential new variants such that severe restrictions will no longer need to be imposed by most governments to limit the impact of subsequent waves of infection, are material to these forecasts. To address the uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested, including with respect to the benefit of higher levels of household savings that have accumulated during the pandemic. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $190 million lower than the recognized ECL as at July 31, 2022 (October 31, 2021: $249 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $595 million higher than the recognized ECL as at July 31, 2022 (October 31, 2021: $414 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on the application of our 12-month point-in-time probability of defaults (PD) under IFRS 9 to our risk management PD bands within each respective stage for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2021 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2022 Jul. 31					2021 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$180,297	$170	$–		$180,467	$162,307	$94	$–		$162,401
– Very low	49,576	377	–		49,953	49,958	640	–		50,598
– Low	22,409	5,733	–		28,142	22,912	6,547	–		29,459
– Medium	475	4,589	–		5,064	364	4,671	–		5,035
– High	–	888	–		888	–	840	–		840
– Default	–	–	378		378	–	–	443		443
– Not rated	2,398	230	207		2,835	2,160	395	195		2,750
Gross residential mortgages (3)(4)	255,155	11,987	585		267,727	237,701	13,187	638		251,526
ECL allowance	55	70	159		284	59	63	158		280
Net residential mortgages	255,100	11,917	426		267,443	237,642	13,124	480		251,246
Personal
– Exceptionally low	19,023	1	–		19,024	18,608	1	–		18,609
– Very low	6,030	4	–		6,034	5,179	4	–		5,183
– Low	9,100	4,541	–		13,641	8,091	4,389	–		12,480
– Medium	910	2,994	–		3,904	990	2,773	–		3,763
– High	256	1,048	–		1,304	252	803	–		1,055
– Default	–	–	154		154	–	–	109		109
– Not rated	604	40	49		693	585	60	53		698
Gross personal (4)	35,923	8,628	203		44,754	33,705	8,030	162		41,897
ECL allowance	101	622	128		851	125	537	106		768
Net personal	35,822	8,006	75		43,903	33,580	7,493	56		41,129
Credit card
– Exceptionally low	3,261	–	–		3,261	2,065	–	–		2,065
– Very low	998	–	–		998	715	–	–		715
– Low	6,680	459	–		7,139	4,653	347	–		5,000
– Medium	1,074	2,471	–		3,545	593	2,195	–		2,788
– High	13	585	–		598	–	435	–		435
– Default	–	–	–		–	–	–	–		–
– Not rated	131	7	–		138	123	8	–		131
Gross credit card	12,157	3,522	–		15,679	8,149	2,985	–		11,134
ECL allowance	129	559	–		688	127	498	–		625
Net credit card	12,028	2,963	–		14,991	8,022	2,487	–		10,509
Business and government
– Investment grade	82,534	438	–		82,972	65,963	562	–		66,525
– Non-investment grade	99,067	5,233	–		104,300	85,764	4,599	–		90,363
– Watchlist	73	2,818	–		2,891	67	2,985	–		3,052
– Default	–	–	913		913	–	–	1,033		1,033
– Not rated	167	15	–		182	174	24	–		198
Gross business and government (3)(5)	181,841	8,504	913		191,258	151,968	8,170	1,033		161,171
ECL allowance	208	436	356		1,000	240	428	508		1,176
Net business and government	181,633	8,068	557		190,258	151,728	7,742	525		159,995
Total net amount of loans	$484,583	$30,954	$1,058		$516,595	$430,972	$30,846	$1,061		$462,879
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million (October 31, 2021: $19 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $13 million were recognized as at July 31, 2022 (October 31, 2021:
$15 million), $11 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2021: $13 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at July 31, 2022 and October 31, 2021. Financial assets other than loans that are classified as amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $18 million (October 31, 2021: $18 million) which were included in Other assets on our interim consolidated balance sheet.
(3)	Includes $7 million (October 31, 2021: $16 million) of residential mortgages and $29,077 million (October 31, 2021: $25,651 million) of business and government loans that are measured at FVTPL.
(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $11,681 million (October 31, 2021: $10,958 million).
Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2022 Jul. 31				2021 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$146,924	$8	$–	$146,932	$130,212	$12	$–	$130,224
– Very low	14,654	118	–	14,772	12,868	59	–	12,927
– Low	11,608	1,946	–	13,554	7,937	1,811	–	9,748
– Medium	842	1,243	–	2,085	740	896	–	1,636
– High	163	679	–	842	73	495	–	568
– Default	–	–	36	36	–	–	34	34
– Not rated	465	10	–	475	375	8	–	383
Gross retail	174,656	4,004	36	178,696	152,205	3,281	34	155,520
ECL allowance	53	77	–	130	34	29	–	63
Net retail	174,603	3,927	36	178,566	152,171	3,252	34	155,457
Business and government
– Investment grade	115,777	549	–	116,326	111,877	524	–	112,401
– Non-investment grade	61,371	2,178	–	63,549	58,652	1,714	–	60,366
– Watch list	53	522	–	575	19	734	–	753
– Default	–	–	84	84	–	–	91	91
– Not rated	489	22	–	511	346	9	–	355
Gross business and government	177,690	3,271	84	181,045	170,894	2,981	91	173,966
ECL allowance	31	18	–	49	37	21	–	58
Net business and government	177,659	3,253	84	180,996	170,857	2,960	91	173,908
Total net undrawn credit facilities and other off-balance sheet exposures	$352,262	$7,180	$120	$359,562	$323,028	$6,212	$125	$329,365